General	12 Months Ended
Nov. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General	General
Description of Business

Carnival Corporation was incorporated in Panama in 1974 and Carnival plc was incorporated in England and Wales in 2000. Together with their consolidated subsidiaries, they are referred to collectively in these consolidated financial statements and elsewhere in this 2020 Annual Report as “Carnival Corporation & plc,” “our,” “us” and “we.” The consolidated financial statements include the accounts of Carnival Corporation and Carnival plc and their respective subsidiaries.

We are a leisure travel company with a portfolio of nine of the world’s leading cruise lines. With operations in North America, Australia, Europe and Asia, our portfolio features – Carnival Cruise Line, Princess Cruises, Holland America Line, P&O Cruises (Australia), Seabourn, Costa Cruises, AIDA Cruises, P&O Cruises (UK) and Cunard.

DLC Arrangement

Carnival Corporation and Carnival plc operate a dual listed company (“DLC”) arrangement, whereby the businesses of Carnival Corporation and Carnival plc are combined through a number of contracts and provisions in Carnival Corporation’s Articles of Incorporation and By-Laws and Carnival plc’s Articles of Association. The two companies operate as a single economic enterprise with a single senior executive management team and identical Boards of Directors, but each has retained its separate legal identity. Each company’s shares are publicly traded on the New York Stock Exchange (“NYSE”) for Carnival Corporation and the London Stock Exchange for Carnival plc. The Carnival plc American Depositary Shares are traded on the NYSE.

The constitutional documents of each company provide that, on most matters, the holders of the common equity of both companies effectively vote as a single body. The Equalization and Governance Agreement between Carnival Corporation and Carnival plc provides for the equalization of dividends and liquidation distributions based on an equalization ratio and contains provisions relating to the governance of the DLC arrangement. Because the equalization ratio is 1 to 1, one share of Carnival Corporation common stock and one Carnival plc ordinary share are generally entitled to the same distributions.

Under deeds of guarantee executed in connection with the DLC arrangement, as well as stand-alone guarantees executed since that time, each of Carnival Corporation and Carnival plc have effectively cross guaranteed all indebtedness and certain other monetary obligations of each other. Once the written demand is made, the holders of indebtedness or other obligations may immediately commence an action against the relevant guarantor.

Under the terms of the DLC arrangement, Carnival Corporation and Carnival plc are permitted to transfer assets between the companies, make loans to or investments in each other and otherwise enter into intercompany transactions. In addition, the cash flows and assets of one company are required to be used to pay the obligations of the other company, if necessary.

Given the DLC arrangement, we believe that providing separate financial statements for each of Carnival Corporation and Carnival plc would not present a true and fair view of the economic realities of their operations. Accordingly, separate financial statements for Carnival Corporation and Carnival plc have not been presented.

Liquidity and Management’s Plans

In the face of the global impact of COVID-19, we paused our guest cruise operations in mid-March 2020. In September 2020 we began the resumption of limited guest operations as part of our phased-in return to service. As of January 14, 2021, none of our ships were operating with guests onboard. Significant events affecting travel, including COVID-19 and our pause in guest cruise operations, have had an impact on booking patterns. The full extent of the impact will be determined by our gradual return to service and the length of time COVID-19 influences travel decisions. We believe that the ongoing effects of COVID-19 on our operations and global bookings have had, and will continue to have, a material negative impact on our financial results and liquidity.

The estimation of our future liquidity requirements includes numerous assumptions that are subject to various risks and uncertainties. The principal assumptions used to estimate our future liquidity requirements consist of:
•Expected continued gradual resumption of guest cruise operations
•Expected lower than comparable historical occupancy levels during the resumption of guest cruise operations
•Expected incremental expenses for the resumption of guest cruise operations, for the maintenance of additional public health protocols and procedures for additional regulations

In addition, we make certain assumptions about new ship deliveries, improvements and disposals, and consider the future export credit financings that are associated with the ship deliveries.

We are preparing to execute on the necessary steps to comply with the various heightened governmental regulations required to return to guest cruise operations. We are working with a number of world-leading public health, epidemiological and policy experts to support our ongoing efforts with enhanced protocols and procedures for the return of cruise vacations. These advisors will continue to provide guidance based on the latest scientific evidence and best practices for protection and mitigation. We also believe that there have been positive developments around the availability and widespread distribution and use of safe and effective COVID-19 vaccines, which we believe will be important to achieving historical occupancy levels over time.

We cannot make assurances that our assumptions used to estimate our liquidity requirements may not change because we have never previously experienced a complete cessation of our guest cruise operations, and as a consequence, our ability to be predictive is uncertain. In addition, the magnitude, duration and speed of the global pandemic are uncertain. We have made reasonable estimates and judgments of the impact of COVID-19 within our consolidated financial statements and there may be changes to those estimates in future periods. We expect a net loss on both a U.S. GAAP and adjusted basis for 2021. We have taken and continue to take actions to improve our liquidity, including capital expenditure and operating expense reductions, amending credit agreements, accelerating the removal of certain ships from our fleet, suspending dividend payments on, and the repurchase of, common stock of Carnival Corporation and ordinary shares of Carnival plc and pursuing various capital market transactions.

Based on these actions and assumptions regarding the impact of COVID-19, and considering our available liquidity including cash and cash equivalents of $9.5 billion at November 30, 2020, we have concluded that we have sufficient liquidity to satisfy our obligations for at least the next twelve months. Beginning on February 28, 2022, one month beyond the twelve month assessment period, additional financial covenant amendments for our export credit facilities has been requested and will be needed in order to maintain covenant compliance.